APRIL 3, 2017

SUPPLEMENT TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

DATED MAY 1, 2016, AS LAST SUPPLEMENTED DECEMBER 19, 2016

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

1.              Effective April 1, 2017, Robin C. Beery and David Sung each became a director of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

a.              Under the heading “FUND MANAGEMENT — NON-INTERESTED DIRECTORS,” the following information is added to the table:

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE(3) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR(4)	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR
ROBIN C. BEERY (1967) c/o Hartford Funds 5 Radnor Corporate Center, Suite 300 100 Matsonford Road Radnor, PA 19087	Director	Since 2017	Ms. Beery has served as a Consultant of Arrowpoint Partners (an alternative asset manager) since March 2015. Previously, she was Executive Vice President, Head of Distribution, for Janus Capital Group, and Chief Executive Officer and President of the Janus Mutual Funds (a global asset manager) from August 1994 to August 2014.	86	Ms. Beery serves as a Director of UMB Financial Corporation (January 2015 to present).

DAVID SUNG (1953) c/o Hartford Funds 5 Radnor Corporate Center, Suite 300 100 Matsonford Road Radnor, PA 19087	Director	Since 2017	Mr. Sung has served as a Director of Nippon Wealth Bank since April 2015 and CITIC-Prudential Fund Management Company, Inc. since January 2016. Mr. Sung is a Director of four private investment pools. Previously, he was a Partner at Ernst & Young LLP from October 1995 to July 2014.	86	Mr. Sung serves as a Trustee of Ironwood Institutional Multi-Strategy Fund, LLC and Ironwood Multi-Strategy Fund, LLC (October 2015 to present) (2 portfolios).

b.              The paragraph immediately before the section entitled “FUND MANAGEMENT — BOARD OF DIRECTORS” is deleted in its entirety and replaced with the following:

All directors and officers of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. also hold corresponding positions with The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. Hartford Funds Master Fund and Hartford Funds NextShares Trust. Ms. Beery and Mr. Sung are trustees of Hartford Funds Exchange-Traded Trust and Lattice Strategies Trust.  Certain officers also hold positions with Hartford Funds Exchange-Traded Trust and Lattice Strategies Trust.

c.               All references to “Compliance Committee” are replaced with “Compliance and Risk Oversight Committee”.

d.              Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the last sentence of the first paragraph is deleted in its entirety and replaced with the following:

Each Board has adopted written charters for the Audit Committee, the Compliance and Risk Oversight Committee, and the Nominating and Governance Committee.

e.               Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the first sentence of the second paragraph is deleted in its entirety and replaced with the following:

Each Audit Committee currently consists of the following non-interested directors: Hilary E. Ackermann, William P. Johnston, Phillip O. Peterson and David Sung.

f.                Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the fourth paragraph is deleted in its entirety and replaced with the following:

Each Compliance and Risk Oversight Committee currently consists of Hilary E. Ackermann, William P. Johnston, Phillip O. Peterson and David Sung.  Each Compliance and Risk Oversight Committee assists the applicable Board in its oversight of the adoption and implementation of compliance and enterprise risk management policies and procedures.

g.               Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the first sentence of the fifth paragraph is deleted in its entirety and replaced with the following:

Each Contracts Committee currently consists of all non-interested directors of the Funds: Hilary E. Ackermann, Robin C. Beery, Lynn S. Birdsong, Christine Detrick, Duane E. Hill, William P. Johnston, Phillip O. Peterson, Lemma W. Senbet and David Sung.

h.              Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the first sentence of the sixth paragraph is deleted in its entirety and replaced with the following:

Each Investment Committee currently consists of Robin C. Beery, Lynn S. Birdsong, Christine Detrick, Duane E. Hill and Lemma W. Senbet.

i.                  Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the first sentence of the seventh paragraph is deleted in its entirety and replaced with the following:

Each Nominating and Governance Committee currently consists of all non-interested directors of the Funds: Hilary E. Ackermann, Robin C. Beery, Lynn S. Birdsong, Christine Detrick, Duane E. Hill, William P. Johnston, Phillip O. Peterson, Lemma W. Senbet and David Sung.

j.                 Under the heading “FUND MANAGEMENT — DIRECTOR QUALIFICATIONS,” the eleventh paragraph is deleted in its entirety and replaced with the following:

Robin C. Beery.  Ms. Beery is an experienced business executive with over 25 years of experience in the financial services industry including extensive experience related to the global distribution of mutual funds and institutional strategies for a large investment adviser.

David Sung. Mr. Sung is an experienced financial services and auditing professional with over 37 years of experience serving clients in the investment management business.

James E. Davey.  Mr. Davey has served as a director of the Funds since 2012 and President and Chief Executive Officer of the Funds since 2010.  Mr. Davey joined The Hartford in 2002 and has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.  Prior to joining The Hartford, Mr. Davey served in various management roles at Merrill Lynch, including director of 401(k) alliance management and director of corporate and institutional 401(k) product management, overseeing product profitability and marketing strategy.  Mr. Davey currently serves on the Board of Governors for the Investment Company Institute (ICI).

k.              Under the heading “FUND MANAGEMENT — NON-INTERESTED DIRECTORS,” the following information is added to the table that discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2015 (i) in each HLS Fund and (ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

NAME OF DIRECTOR	DOLLAR RANGE OF EQUITY SECURITIES IN THE HLS FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
Robin C. Beery*	None	$50,001–$100,000
David Sung*	None	None

* Became a Director of the Board after December 31, 2015.

l.                  Under the heading “FUND MANAGEMENT — COMPENSATION OF OFFICERS AND DIRECTORS,” the following information is added to the table that discloses the compensation paid by each Company to the following directors for the fiscal year ended December 31, 2015 and certain other information:

Name of Person, Position	Aggregate Compensation From Hartford Series Fund, Inc.	Aggregate Compensation From Hartford HLS Series Fund II, Inc.	Pension Or Retirement Benefits Accrued As Part of HLS Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Complex Paid To Directors*
Robin C. Beery, Director****	$0	$0	$0	$0	$21,000
David Sung, Director****	$0	$0	$0	$0	$21,000

**** Became a Director of the Board after December 31, 2015.  As of December 31, 2015, Lattice Strategies Trust, an investment company currently in the fund complex, paid compensation to the Directors.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.